SELECTED QUARATERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenues, net of interest expense	$ 18,456	$ 18,692	$ 19,470	$ 19,736	$ 17,899	$ 19,689	$ 19,425	$ 20,206	$ 76,354	[1]	$ 77,219	[1]	$ 76,724	[1]
Operating expenses	11,134	10,669	10,928	10,884	14,426	12,955	15,521	12,149	43,615	[1]	55,051	[1]	48,408	[1]
Provisions for credit losses and for benefits and claims	2,514	1,836	1,648	1,915	2,013	1,750	1,730	1,974	7,913		7,467		8,514
Income from continuing operations before income taxes	4,808	6,187	6,894	6,937	1,460	4,984	2,174	6,083	24,826		14,701		19,802
Provision for income taxes	1,403	1,881	2,036	2,120	1,077	2,068	1,921	2,131	7,440		7,197		6,186
Income from continuing operations	3,405	4,306	4,858	4,817	383	2,916	253	3,952	17,386		7,504		13,616
Income (loss) from discontinued operations, net of taxes	(45)	(10)	6	(5)	(1)	(16)	(22)	37	(54)		(2)		270
Net income before attribution of noncontrolling interests	3,360	4,296	4,864	4,812	382	2,900	231	3,989	17,332		7,502		13,886
Noncontrolling interests	25	5	18	42	38	59	50	45	90		192		227
Citigroup’s net income	$ 3,335	$ 4,291	$ 4,846	$ 4,770	$ 344	$ 2,841	$ 181	$ 3,944	$ 17,242		$ 7,310		$ 13,659
Basic earnings per share
Income from continuing operations (in dollars per share)	$ 1.04	$ 1.36	$ 1.51	$ 1.51	$ 0.06	$ 0.89	$ 0.03	$ 1.23	$ 5.43	[2]	$ 2.21	[2]	$ 4.26	[2]
Net income (in dollars per share)	1.02	1.36	1.52	1.51	0.06	0.88	0.03	1.24	5.41	[2]	2.21	[2]	4.35	[2]
Diluted earnings per share
Income from continuing operations (in dollars per share)	1.03	1.36	1.51	1.51	0.06	0.88	0.03	1.22	5.42	[2]	2.20	[2]	4.25	[2]
Net income (in dollars per share)	1.02	1.35	1.51	1.51	0.06	0.88	0.03	1.23	5.40	[2]	2.20	[2]	$ 4.34	[2]
Common stock price per share
High (in dollars per share)	55.87	60.34	57.39	54.26	56.37	53.66	49.58	55.20	55.87		56.37
Low (in dollars per share)	49.88	49.00	51.52	46.95	49.68	46.90	45.68	46.34	49.88		49.68
Close (in dollars per share)	51.75	49.61	55.24	51.52	54.11	51.82	47.10	47.60	$ 51.75		$ 54.11
Common dividends declared (in dollars per share)	$ 0.05	$ 0.05	$ 0.05	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.
[2]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.